INVENTORY	3 Months Ended
Aug. 31, 2011
INVENTORY
NOTE 4 – INVENTORY

The following table lists the cost basis of inventory by major product category and the related reserves for inventory obsolescence at August 31, 2011 and May 31, 2011 (in thousands):

	August 31, 2011			May 31, 2011
	Cost	Reserve	Net Value	Cost	Reserve	Net Value

Phones and related accessories	$951	$(103)	$848	$647	$(91)	$556
Automotive products	251	(41)	210	314	(45)	269
Satellite products	12	(6)	6	11	(4)	7
Two-way products	554	(140)	414	567	(143)	424
Other	4	(2)	2	4	(3)	1
Total inventory and reserves	$1,772	$(292)	$1,480	$1,543	$(286)	$1,257